CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS
Cash and cash equivalents	$ 4	$ 35	$ 162
Accounts receivable, net of allowance for doubtful accounts of $62, $95 and $76 at September 30, 2016, December 31, 2015 and December 31, 2014, respectively	226	190	338
Inventory, net of reserves of $121, $118, $144 at September 30, 2016, December 31, 2015 and December 31, 2014, respectively	1,171	1,119	1,180
Prepaid expenses and deposits	463	0	0
Other current assets		780	99
Total current assets	1,864	2,124	1,779
Property and equipment, net	171	318	587
Other assets	25	73	101
Debt issuance costs, net		48	564
Total noncurrent assets	196	439	1,252
TOTAL ASSETS	2,060	2,563	3,031
CURRENT LIABILITIES:
Short-term notes payable, including related parties current portion of long term debt	580	752	646
Note payable in default, including related parties	602	133	123
Convertible note – current portion	1,830	0	0
Related party short-term convertible note payable, net	193	0	0
Short-term convertible notes payable, net	517	686	1,062
Accounts payable	2,450	1,824	1,733
Accrued liabilities	2,308	1,907	1,015
Deferred revenue	69	217	24
Total current liabilities	8,549	5,519	4,603
LONG-TERM LIABILITIES:
Warrants, at fair value	821	2,606	2,070
Long-term debt, net	0	0	40
Long-term convertible notes payable, net	0	0	783
Total long-term liabilities	821	2,606	2,893
TOTAL LIABILITIES	9,370	8,125	7,496
STOCKHOLDERS' EQUITY :
Series B/C1 convertible preferred stock, $.001 par value; 3 shares authorized, zero and 1.2 shares issued and outstanding as of December 31, 2015 and 2014, respectively (liquidation preference of none in December 31, 2015 and $1,200 at December 31, 2014, respectively)	701	0	678
Series C convertible preferred stock, $.001 par value; 9.0 shares authorized, 5.0 and 5.6 shares issued and outstanding as of September 30, 2016 and December 31, 2015, (Liquidation preference of $4,966 and $5,555 at March 31, 2016 and December 31, 2015)	649	2,052	0
Common stock, $.001 par value; 1,000,000, 1,000,000 and 195,000 shares authorized, 5,322, 2,371 and 969 shares issued and outstanding as of March 31, 2016, December 31, 2015 and 2014, respectively	600	236	97
Additional paid-in capital	116,337	114,845	107,952
Treasury stock, at cost	(132)	(132)	(132)
Accumulated deficit	(125,465)	(122,563)	(113,060)
TOTAL STOCKHOLDERS' DEFICIT	(7,310)	(5,562)	(4,465)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 2,060	$ 2,563	$ 3,031